Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Schedule of minimum future lease payments

Years Ending December 31,	Amount
(in thousands)
2016	$2,676
2017	477
2018	485
2019	419
2020	—
Thereafter	—
Total	$4,057